S000001578 [Member] Investment Objectives and Goals - Conservative Strategy Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Conservative Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and capital preservation,
Objective, Secondary [Text Block]	and as a secondary objective, long term capital appreciation.